Convertible Promissory Notes – Related Parties (Tables)	12 Months Ended
Dec. 31, 2020
Convertible Promissory Notes Related Parties [Abstract]
Schedule of convertible promissory notes
	December 31,
	2020	2019

Convertible promissory notes	$591,693	$540,071